HARTFORD STRATEGIC INCOME FUND (Prospectus Summary) | HARTFORD STRATEGIC INCOME FUND
THE HARTFORD STRATEGIC INCOME FUND SUMMARY SECTION
INVESTMENT GOAL.
The Fund seeks to provide current income and long-term total return.

YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the "Sales

Charge Reductions and Waivers" section beginning on page 32 of the Fund's prospectus and the "Purchase and Redemption of Shares" section beginning on page 151 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HARTFORD STRATEGIC INCOME FUND (USD $)	Class A		Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%		none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	5.00%	1.00%	none	none	none	none	none
Exchange fees	none		none	none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HARTFORD STRATEGIC INCOME FUND		Class A	Class B	Class C	Class I	Class R3		Class R4		Class R5		Class Y
Management fees		0.55%	0.55%	0.55%	0.55%	0.55%		0.55%		0.55%		0.55%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%		0.50%		0.25%
Other expenses		0.17%	0.22%	0.15%	0.16%	0.27%	[1]	0.22%	[1]	0.17%	[1]	0.07%
Total annual fund operating expenses		0.97%	1.77%	1.70%	0.71%	1.32%		1.02%		0.72%		0.62%
Less: Contractual expense reimbursement	[2]		(0.02%)			(0.02%)		(0.02%)		(0.02%)
Net operating expenses	[2]	0.97%	1.75%	1.70%	0.71%	1.30%		1.00%		0.70%		0.62%
[1]	Fees and expenses are estimated for the current fiscal year.
[2]	Hartford Investment Financial Services, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.00% (Class A), 1.75% (Class B), 1.75% (Class C), 0.75% (Class I), 1.30% (Class R3), 1.00% (Class R4), 0.70% (Class R5) and 0.65% (Class Y). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.
The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

o  Your investment has a 5% return each year

o  The Fund's operating expenses remain the same

o  You reinvest all dividends and distributions

o  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every

$10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example HARTFORD STRATEGIC INCOME FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	545	745	962	1,586
Class B	678	855	1,157	1,871
Class C	273	536	923	2,009
Class I	73	227	395	883
Class R3	132	416	722	1,588
Class R4	102	323	561	1,246
Class R5	72	228	399	893
Class Y	63	199	346	774

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption HARTFORD STRATEGIC INCOME FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	545	745	962	1,586
Class B	178	555	957	1,871
Class C	173	536	923	2,009
Class I	73	227	395	883
Class R3	132	416	722	1,588
Class R4	102	323	561	1,246
Class R5	72	228	399	893
Class Y	63	199	346	774

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 158%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
The Fund seeks to achieve its goal by investing primarily in domestic and foreign debt securities that the sub-adviser, Hartford Investment Management Company

("Hartford Investment Management"), considers to be attractive from a yield perspective while considering total return.  The Fund normally invests in non-investment grade debt securities (also known as "junk bonds"), highly rated securities and foreign securities, including those from emerging markets.  The

Fund may invest in other asset classes of U.S. or foreign issuers, including, but not limited to, bank loans or loan participation interests in secured, second lien or unsecured variable, fixed or floating rate loans, convertible securities,

preferred stock, and common stock.  The Fund may utilize derivatives including futures contracts and options, to manage portfolio risk, to replicate securities the Fund could buy that are not currently available in the market or for other investment purposes.  The Fund will generally hold a diversified portfolio of investments in various sectors, although the Fund is not required to invest in all sectors at all times and may invest 100% of its assets in one sector if conditions warrant.  The Fund may trade securities actively and may invest in debt securities of any maturity.

MAIN RISKS.
The primary risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see "Additional Information Regarding Risks and Investment

Strategies" in the Fund's prospectus.

Market Risk -- Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Interest Rate Risk -- The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund's income.  These risks are greater during periods of rising inflation.

Credit Risk -- Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due.

Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Junk Bond Risk -- Investments rated below investment grade (also referred to as

"junk bonds") are subject to heightened credit risk, which may make the fund more sensitive to adverse developments in the U.S. and abroad.  Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.  There may be little trading in the secondary market for particular debt securities which may make them more difficult to value or sell.

Foreign Investments Risk -- Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities.  Foreign securities will also subject the Fund's investments to changes in currency rates.

Emerging Markets Risk -- The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility,

smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Derivatives Risk -- Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment.  Successful use of derivative instruments by the Fund depends on the sub-adviser's judgment with respect to a number of factors and the Fund's performance could be worse than if it had not used these instruments.  In addition, the fluctuations in the value of derivatives may not correlate perfectly with the overall securities markets.

Futures and Options Risks -- Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs,

and may be illiquid.  Futures and options also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.  Futures and options are also subject to the risk that the other party to the transaction defaults on its obligation.

Call Risk -- Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Investment Strategy Risk -- The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund's investment objective will be achieved.

Mortgage- and Asset-Backed Securities Risk -- Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets,

including consumer loans or receivables held in trust. Mortgage-backed securities are subject to "prepayment risk" (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and "extension risk"

(the risk that borrowers will repay a loan more slowly in periods of rising interest rates).  If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may only receive payments after the pool's obligations to other investors have been satisfied.  An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless.  The risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

Bank Loans and Loan Participations Risk -- Bank loans and loan participations are subject to credit risk, including the risk of nonpayment of principal or interest. Also, substantial increases in interest rates may cause an increase in loan defaults.  Although the loans may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment.  In addition, in the event an agent bank becomes insolvent, a bank loan could be subject to settlement risks or administrative disruptions that could adversely affect the fund's investment. It may also be difficult to obtain reliable information about a bank loan or loan participation.

Many loans are relatively illiquid or subject to restrictions on resale and may be difficult to value, which will have an adverse impact on the fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption requests or liquidity needs, or to respond to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Bank loans may also be subject to extension risk and prepayment risk.

U.S. Government Securities Risk -- Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics.

Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government.  No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Sovereign Debt Risk -- Investments in sovereign debt are subject to the risk that the issuer of the non-U.S. sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.  This may result from political or social factors, the general economic environment of a country or levels of foreign debt or foreign currency exchange rates.

Liquidity Risk -- The risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell the investment at an advantageous time or price.  Securities that are liquid at the time of purchase may later become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  The value of illiquid securities may be lower than the market price of comparable liquid securities and thus negatively affect the Fund's net asset value.

Active Trading Risk -- Active trading could increase the Fund's transaction costs

(thus affecting performance) and may increase your taxable distributions.  These effects may also adversely affect Fund performance.

The Fund is subject to certain other risks, which are described elsewhere in this prospectus.

PAST PERFORMANCE.
The performance information below indicates the risks of investing in the Fund.

Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordmutualfunds.com.  The returns:

o  Assume reinvestment of all dividends and distributions

o  Would be lower if the Fund's operating expenses had not been limited.

The bar chart:

o  Shows how the Fund's total return has varied from year to year

o  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

o  Shows the returns of the Fund's Class A shares.  Because all of the

   Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  9.98% (3rd quarter, 2009)  Lowest  -10.63% (4th quarter, 2008)

The Fund's Class A shares year-to-date return as of June 30, 2011 was 4.36%.

AVERAGE ANNUAL RETURNS.
The table below shows returns for the Fund over time compared to those of a broad-based market index.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.  For more information regarding returns see the "Performance Notes" section in the Fund's prospectus.

Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average annual total returns for periods ending December 31, 2010 (including sales charges)
Average Annual Total Returns HARTFORD STRATEGIC INCOME FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A - Return Before Taxes	4.58%	2.92%	May 31, 2007
Class B	Class B - Return Before Taxes	3.64%	2.71%	May 31, 2007
Class C	Class C - Return Before Taxes	7.81%	3.53%	May 31, 2007
Class I	Class I Return Before Taxes	9.76%	4.55%	May 31, 2007
Class R3	Class R3 Return Before Taxes	9.88%	5.41%	May 31, 2007
Class R4	Class R4 Return Before Taxes	9.88%	5.41%	May 31, 2007
Class R5	Class R5 Return Before Taxes	9.88%	5.41%	May 31, 2007
Class Y	Class Y Return Before Taxes	9.88%	5.41%	May 31, 2007
After Taxes on Distributions Class A	Class A - After Taxes on Distributions	2.43%	0.28%	May 31, 2007
After Taxes on Distributions and Sales Class A	Class A - After Taxes on Distributions and Sale of Fund Shares	2.93%	0.81%	May 31, 2007
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	6.53%	May 31, 2007